(BULL LOGO)
Merrill Lynch Investment Managers


Semi-Annual Report
November 30, 2001


Summit
Cash Reserves
Fund of
Financial Institutions
Series Trust


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Statements and other information herein are as dated and are subject to change.


Summit Cash Reserves Fund of
Financial Institutions Series Trust
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



Summit Cash Reserves Fund, November 30, 2001


DEAR SHAREHOLDER


For the six-month period ended November 30, 2001, Summit Cash
Reserves Fund's Class A and Class B Shares had net annualized yields of 3.33% and 2.56%, respectively. The Fund's 7-day yield as of November 30, 2001 was 2.33% for Class A Shares and 1.57% for Class B shares.

The average portfolio maturity for Summit Cash Reserves Fund at November 30, 2001 was 58 days compared to 82 days as of May 31, 2001*.


The Environment
Led by the manufacturing sector, economic activity continued to slow since the first quarter of 2001, with the consensus that the economy is currently in a recession. Business capital expenditures fell to extremely low levels with the buildup of excess capacity. Consumer activity previously kept gross domestic product barely positive, however, the events of September 11, 2001 and the continuing deterioration of labor market conditions slowed retail spending. Despite recent improvement, the inability of corporate earnings to consistently meet expectations throughout the period prevented any sustained recovery in the equity markets. Accordingly, the short end of the fixed-income market has been viewed as a safe haven for investors.

The Federal Reserve Board, once satisfied with quarter-point cuts during mid-2001, became increasingly vigilant as conditions worsened. Spurred by political developments in early fall, the Federal Reserve Board deemed it appropriate to cut the Federal Funds rate by 150 basis points (1.50%) in a seven-week span, targeting 2% at the November 6 Federal Open Market Committee meeting. Although this represents the lowest level since 1962, the Federal Reserve Board continues to maintain an easing bias and remains poised to make additional moves.


Portfolio Matters
Early in the period, with the Federal Reserve Board in the midst of its easing cycle, we maintained our average life in a 70-day - 80-day range. We utilized a barbell investment strategy that allowed us to take advantage of high interest rates in the short end of the yield curve as well as the potential appreciation of longer-dated fixed rate securities with maturities between one year and two years. Bank product in the one-year sector was favored earlier in the period, however, toward the middle of the year abundant agency issuance across the curve drove spreads wider, providing greater relative value. Recently, there have been early signs of an economic recovery. Accordingly, we favor variable rate securities, as we are unwilling to incur significant interest rate risk at current levels. Rallies in bond prices are currently viewed as selling opportunities for longer securities, as we look to shift our exposures into the six-month and in sector and target a more defensive duration of 60 days.

Going forward, while we remain constructive, we have become increasingly wary of longer maturities as the two-year sector typically absorbs the brunt of the selloff when market momentum begins to shift. This is evidenced most clearly in the return to a positively sloped Treasury yield curve. Also, the current narrowing of quality spreads has lessened our interest in the floating rate note market as we await an increase in new issuance to drive spreads wider. Until that time, we remain comfortable only investing in the front end of the yield curve, assessing value on the assumption that the easing cycle may soon be coming to a close.

The Fund's portfolio composition at the end of the November period and as of our last report to shareholders is detailed as follows:


                                            11/30/01    5/31/01

Certificates of Deposit                        --          1.7%
Certificates of Deposit--European              1.7         5.6
Certificates of Deposit--Yankee                6.0        11.8
Commercial Paper                              18.5        43.3
Corporate Notes                                2.9         3.4
Funding Agreements                             3.3         3.4
Medium-Term Notes                             25.7        12.9
US Government, Agency & Instrumentality
  Obligations--Discount                       16.8         7.1
US Government, Agency & Instrumentality
  Obligations--Non-Discount                   27.2        13.8
Liabilities in Excess of Other Assets         (2.1)       (3.0)
                                             ------      ------
Total                                        100.0%      100.0%
                                             ======      ======


*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.



Summit Cash Reserves Fund, November 30, 2001


In Conclusion
We thank you for your investment in Summit Cash Reserves Fund, and we look forward to reviewing our investment strategy and outlook with you in our next report to shareholders.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Richard J. Mejzak)
Richard J. Mejzak
Vice President and Portfolio Manager



January 7, 2002


The Fund's transfer agency fee schedule has been amended. Under the revised schedule, the fees payable to Financial Data Services, Inc., the transfer agent for the Fund, now range from $16 to $23 per shareholder account (depending upon the level of service required) or 0.10% of account assets for certain accounts that participate in certain fee-based programs.



OFFICERS AND TRUSTEES


Terry K. Glenn, President and Trustee
Joe Grills, Trustee
Robert S. Salomon Jr., Trustee
Melvin R. Seiden, Trustee
Stephen B. Swensrud, Trustee
Kevin J. McKenna, Senior Vice President
Richard J. Mejzak, Vice President
Michael Walsh, Vice President
Donald C. Burke, Vice President and Treasurer
Robert Harris, Secretary


Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210


Walter Mintz, Trustee of Summit Cash Reserves Fund, has recently retired. The Fund's Board of Trustees wishes Mr. Mintz well in his retirement.



Summit Cash Reserves Fund, November 30, 2001


SCHEDULE OF INVESTMENTS                                                     (in Thousands)

                                           Face   Interest        Maturity
Issue                                     Amount   Rate*            Date           Value
Certificates of Deposit--European--1.7%

Barclays Bank PLC, London                $ 2,000    5.09 %        2/13/2002       $  2,013

Deutsche Bank AG, London                   2,000    5.22          2/20/2002          2,015

Total Certificates of Deposit--European (Cost--$4,000)                               4,028


Certificates of Deposit--Yankee--6.0%

Bayerische Hypo-und Vereinsbank AG, NY     2,000    3.595         9/23/2002          2,023

Citibank N.A., London                      4,000    6.05         12/21/2001          4,007

Credit Agricole Indosuez, NY               5,000    4.61          3/28/2002          5,043

UBS AG, Stamford                           2,000    3.855         6/21/2002          2,020
                                           1,500    3.638         9/27/2002          1,518

Total Certificates of Deposit--Yankee (Cost--$14,502)                               14,611


Commercial Paper--18.5%

Centric Capital Corp.                      7,577    2.55         12/12/2001          7,572

Delaware Funding Corp.                     1,062    2.10         12/07/2001          1,062

Enterprise Funding Corp.                   1,586    2.35         12/19/2001          1,584

Fortis Funding LLC                         5,000    2.45         12/19/2001          4,995

General Electric Capital Corp.             1,200    3.44         12/24/2001          1,198

International Lease Finance                5,000    2.27          4/22/2002          4,963
Corporation

Motiva Enterprises LLC                     7,767    2.12         12/03/2001          7,767

SBC Communications Inc.                    2,000    4.25          6/05/2002          1,980

Santander Central Hispano Finance          8,000    2.50         12/21/2001          7,991
(Delaware), Inc.

WCP Funding Inc.                           5,579    2.12         12/03/2001          5,579

Total Commercial Paper (Cost--$44,702)                                              44,691


Corporate Notes--2.9%

DaimlerChrysler North America              2,000    2.21         11/06/2002          1,999
Holdings Corp.


                                           Face   Interest        Maturity
Issue                                     Amount   Rate*            Date           Value
Corporate Notes (concluded)

Strategic Money Market Trust 2000 H      $ 5,000    2.603%++      9/24/2002       $  5,000

Total Corporate Notes (Cost--$7,000)                                                 6,999


Funding Agreements--3.3%

GE Life and Annuity Assurance Co.          2,000    2.37++       10/01/2002          2,000

Jackson National Life Insurance Co.        1,000    2.41++        2/01/2002          1,000

Pacific Life Insurance Co.                 5,000    2.40++        2/01/2002          5,000

Total Funding Agreements (Cost--$8,000)                                              8,000


Medium-Term Notes--25.7%

American Honda Finance Corp.               2,000    4.44          4/22/2002          2,016
                                           5,000    2.016++       5/13/2002          5,000
                                           3,000    2.22++        7/24/2002          3,002

Bank of Scotland PLC                      10,000    2.44++       10/10/2002         10,006

The CIT Group Holdings, Inc.               5,000    2.14++        5/29/2002          4,999

Credit Suisse First Boston Inc.            4,000    3.47++       12/12/2002          4,007

Goldman Sachs Group, Inc.                  3,000    2.114++      12/13/2001          3,000

Household Finance Corp.                    2,000    2.166++       5/10/2002          2,000
                                           2,000    2.33++        5/24/2002          2,001
                                           1,010    2.575++       8/06/2002          1,012

National Rural Utilities                  10,000    2.241++       8/13/2002         10,013
Cooperative Finance Corp.

Prudential Funding LLC                    10,000    2.121++       2/15/2002         10,002

Solomon Smith Barney Holdings, Inc.        5,000    7.30          5/15/2002          5,109

Total Medium-Term Notes (Cost--$62,111)                                             62,167


US Government, Agency & Instrumentality
Obligations--Discount--16.8%

Federal Home Loan Banks                    7,000    5.40         12/10/2001          6,997
                                           1,000    5.65         12/12/2001            999
                                             200    3.55         12/21/2001            200
                                             200    2.30          4/09/2002            199


Summit Cash Reserves Fund, November 30, 2001


SCHEDULE OF INVESTMENTS (concluded)                                         (in Thousands)

                                           Face   Interest        Maturity
Issue                                     Amount   Rate*            Date           Value
US Government, Agency & Instrumentality
Obligations--Discount (concluded)

Federal Home Loan Mortgage               $20,000    2.94 %       12/13/2001       $ 19,988
Corporation                                  347    2.35         12/14/2001            347
                                             375    3.51         12/14/2001            375
                                             303    2.35         12/20/2001            303
                                             940    3.46         12/28/2001            939
                                             326    2.35         12/31/2001            325
                                           2,000    4.58          2/28/2002          1,991
                                             250    2.30          3/27/2002            249

Federal National Mortgage Association        346    3.53         12/06/2001            346
                                             500    3.45         12/12/2001            500
                                           2,037    3.45         12/14/2001          2,036
                                           4,000    1.77          3/28/2002          3,977
                                           1,000    1.80          3/28/2002            994

Total US Government, Agency & Instrumentality Obligations--Discount
(Cost--$40,738)                                                                     40,765


US Government, Agency & Instrumentality
Obligations--Non-Discount--27.2%

Federal Home Loan Banks                   10,000    1.993++       8/23/2002         10,000
                                           3,580    5.125         1/13/2003          3,688


                                           Face   Interest        Maturity
Issue                                     Amount   Rate*            Date           Value
US Government, Agency & Instrumentality
Obligations--Non-Discount (concluded)

Federal Home Loan Banks                  $ 7,000    1.99 ++%      2/28/2003       $  6,995
(concluded)                                5,000    2.138++       3/06/2003          4,997
                                           2,000    4.50          4/25/2003          2,049
                                           4,000    2.12++        4/30/2003          3,999

Federal Home Loan Mortgage                 2,000    4.75          3/15/2003          2,056
Corporation

Federal National Mortgage                 10,000    6.02         12/20/2001         10,016
Association                                7,000    2.10++       12/05/2002          6,998
                                           5,000    1.983++      12/23/2002          4,998

Student Loan Marketing                     5,000    2.425++       3/18/2002          4,999
Association                                5,000    2.455++       4/24/2002          5,000

Total US Government, Agency & Instrumentality Obligations--Non-Discount
(Cost--$65,635)                                                                     65,795

Total Investments (Cost--$246,688)--102.1%                                         247,056
Liabilities In Excess of Other Assets--(2.1%)                                      (5,089)
                                                                                  --------
Net Assets--100.0%                                                                $241,967
                                                                                  ========

*Commercial Paper and certain US Government, Agency &
Instrumentality Obligations are traded on a discount basis. The interest rates shown reflect the rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at November 30, 2001.
++Variable Rate Notes.

See Notes to Financial Statements.


Summit Cash Reserves Fund, November 30, 2001


FINANCIAL INFORMATION

Statement of Assets and Liabilities as of November 30, 2001
Assets:         Investments, at value (identified cost--$246,687,741*)                                      $247,055,852
                Receivables:
                   Securities sold                                                         $  4,960,139
                   Interest                                                                   1,361,808
                   Beneficial interest sold                                                     569,456        6,891,403
                                                                                           ------------
                Prepaid registration fees and other assets                                                        78,310
                                                                                                            ------------
                Total assets                                                                                 254,025,565
                                                                                                            ------------

Liabilities:    Payables:
                   Securities purchased                                                      11,036,425
                   Beneficial interest redeemed                                                 656,809
                   Distributor                                                                  117,073
                   Investment adviser                                                            92,688
                   Custodian bank                                                                71,597
                   Dividends to shareholders                                                     16,830       11,991,422
                                                                                           ------------
                Accrued expenses and other liabilities                                                            67,056
                                                                                                            ------------
                Total liabilities                                                                             12,058,478
                                                                                                            ------------

Net Assets:     Net assets                                                                                  $241,967,087
                                                                                                            ============

Net Assets      Class A Shares of beneficial interest, $.10 par value, unlimited
Consist of:     number of shares authorized                                                                 $  6,505,789
                Class B Shares of beneficial interest, $.10 par value, unlimited
                number of shares authorized                                                                   17,654,109
                Paid-in capital in excess of par                                                             217,439,078
                Unrealized appreciation on investments--net                                                      368,111
                                                                                                            ------------
                Net assets                                                                                  $241,967,087
                                                                                                            ============

Net Asset       Class A--Based on net assets of $65,159,944 and 65,057,888 shares
Value:          of beneficial interest outstanding                                                          $       1.00
                                                                                                            ============
                Class B--Based on net assets of $176,807,143 and 176,541,088 shares
                of beneficial interest outstanding                                                          $       1.00
                                                                                                            ============

*Cost for Federal income tax purposes. As of November 30, 2001, net unrealized appreciation for Federal income tax purposes amounted to $368,111, of which $391,136 related to appreciated securities and $23,025 related to depreciated securities.

See Notes to Financial Statements.


Summit Cash Reserves Fund, November 30, 2001


FINANCIAL INFORMATION (continued)

Statement of Operations

                                                                                                For the Six Months Ended
                                                                                                       November 30, 2001
Investment      Interest and amortization of premium and discount earned                                    $  4,618,587
Income:

Expenses:       Distribution fees--Class B                                                 $    637,208
                Investment advisory fees                                                        590,324
                Transfer agent fees--Class B                                                     47,591
                Accounting services                                                              37,943
                Professional fees                                                                35,973
                Registration fees                                                                19,842
                Trustees' fees and expenses                                                      18,768
                Printing and shareholder reports                                                 18,444
                Custodian fees                                                                   16,418
                Transfer agent fees--Class A                                                     14,901
                Pricing fees                                                                         78
                Other                                                                            10,914
                                                                                           ------------
                Total expenses                                                                                 1,448,404
                                                                                                            ------------
                Investment income--net                                                                         3,170,183
                                                                                                            ------------

Realized &      Realized gain on investments--net                                                                 42,054
Unrealized      Change in unrealized appreciation on investments--net                                          (116,233)
Gain (Loss) on                                                                                              ------------
Investments     Net Increase in Net Assets Resulting from Operations                                        $  3,096,004
--Net:                                                                                                      ============

See Notes to Financial Statements.


Summit Cash Reserves Fund, November 30, 2001


FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets

                                                                                           For the Six     For the Year
                                                                                           Months Ended        Ended
                                                                                           November 30,       May 31,
Increase (Decrease) in Net Assets:                                                             2001             2001
Operations:     Investment income--net                                                     $  3,170,183     $ 10,909,025
                Realized gain on investments--net                                                42,054           12,270
                Change in unrealized appreciation on investments--net                         (116,233)          593,495
                                                                                           ------------     ------------
                Net increase in net assets resulting from operations                          3,096,004       11,514,790
                                                                                           ------------     ------------

Dividends &     Investment income--net:
Distributions      Class A                                                                  (1,060,730)      (3,285,995)
to                 Class B                                                                  (2,109,453)      (7,623,030)
Shareholders:   Realized gain on investments--net:
                   Class A                                                                     (11,120)          (3,371)
                   Class B                                                                     (30,934)          (8,899)
                                                                                           ------------     ------------
                Net decrease in net assets resulting from dividends and
                distributions to shareholders                                               (3,212,237)     (10,921,295)
                                                                                           ------------     ------------

Beneficial      Net increase in net assets derived from beneficial interest
Interest        transactions                                                                  8,199,441        6,043,333
Transactions:                                                                              ------------     ------------

Net Assets:     Total increase in net assets                                                  8,083,208        6,636,828
                Beginning of period                                                         233,883,879      227,247,051
                                                                                           ------------     ------------
                End of period                                                              $241,967,087     $233,883,879
                                                                                           ============     ============

See Notes to Financial Statements.


Summit Cash Reserves Fund, November 30, 2001


FINANCIAL INFORMATION (continued)

Financial Highlights
                                                                                           Class A
                                                           For the
The following per share data and ratios                      Six
have been derived from information                          Months
provided in the financial statements.                       Ended
                                                           Nov. 30,               For the Year Ended May 31,
Increase (Decrease) in Net Asset Value:                      2001         2001          2000         1999         1998
Per Share       Net asset value, beginning of period      $    1.00    $    1.00    $    1.00    $    1.00     $    1.00
Operating                                                 ---------    ---------    ---------    ---------     ---------
Performance:    Investment income--net                        .0165        .0560        .0508        .0556         .0531
                Realized and unrealized gain (loss)
                on investments--net                           .0018        .0023      (.0005)      (.0004)            --
                                                          ---------    ---------    ---------    ---------     ---------
                Total from investment operations              .0183        .0583        .0503        .0552         .0531
                                                          ---------    ---------    ---------    ---------     ---------
                Less dividends and distributions:
                   Investment income--net                   (.0165)      (.0560)      (.0508)      (.0556)       (.0531)
                   Realized gain on investments--net        (.0002)      (.0001)           --         --++            --
                                                          ---------    ---------    ---------    ---------     ---------
                Total dividends and distributions           (.0167)      (.0561)      (.0508)      (.0556)       (.0531)
                                                          ---------    ---------    ---------    ---------     ---------
                Net asset value, end of period            $    1.00    $    1.00    $    1.00    $    1.00     $    1.00
                                                          =========    =========    =========    =========     =========
                Total investment return**                    3.33%*        5.65%        5.17%        5.71%         5.36%
                                                          =========    =========    =========    =========     =========

Ratios to       Expenses, net of reimbursement                .68%*         .67%         .67%         .34%          .00%
Average                                                   =========    =========    =========    =========     =========
Net Assets:     Expenses                                      .68%*         .67%         .71%        1.04%        72.77%
                                                          =========    =========    =========    =========     =========
                Investment income and realized
                gain on investments--net                     3.24%*        5.47%        5.09%        4.75%         5.30%
                                                          =========    =========    =========    =========     =========

Supplemental    Net assets, end of period
Data:           (in thousands)                            $  65,160    $  68,962    $  52,564    $  56,512     $     253
                                                          =========    =========    =========    =========     =========

*Annualized.
**The Fund's Investment Adviser waived a portion of its management fee when applicable. Without such waiver, the Fund's performance would have been lower.
++Amount is less than $.0001 per share.

See Notes to Financial Statements.


Summit Cash Reserves Fund, November 30, 2001


FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)
                                                                                           Class B
                                                                        For the                                 For the
The following per share data and ratios                                   Six                                    Period
have been derived from information                                       Months                                 Oct. 9,
provided in the financial statements.                                    Ended        For the Year Ended       1998++ to
                                                                       Nov. 30,            May 31,              May 31,
Increase (Decrease) in Net Asset Value:                                   2001          2001         2000         1999
Per Share       Net asset value, beginning of period                   $    1.00    $    1.00    $    1.00     $    1.00
Operating                                                              ---------    ---------    ---------     ---------
Performance:    Investment income--net                                     .0126        .0497        .0432         .0260
                Realized and unrealized gain (loss)
                on investments--net                                        .0018        .0024      (.0004)       (.0002)
                                                                       ---------    ---------    ---------     ---------
                Total from investment operations                           .0144        .0521        .0428         .0258
                                                                       ---------    ---------    ---------     ---------
                Less dividends and distributions:
                   Investment income--net                                (.0126)      (.0497)      (.0432)       (.0260)
                   Realized gain on investments--net                     (.0002)      (.0001)           --         --+++
                                                                       ---------    ---------    ---------     ---------
                Total dividends and distributions                        (.0128)      (.0498)      (.0432)       (.0260)
                                                                       ---------    ---------    ---------     ---------
                Net asset value, end of period                         $    1.00    $    1.00    $    1.00     $    1.00
                                                                       =========    =========    =========     =========
                Total investment return**                                 2.56%*        4.82%        4.38%        4.12%*
                                                                       =========    =========    =========     =========

Ratios to       Expenses, net of reimbursement                            1.44%*        1.44%        1.43%        1.10%*
Average                                                                =========    =========    =========     =========
Net Assets:     Expenses                                                  1.44%*        1.44%        1.48%        1.46%*
                                                                       =========    =========    =========     =========
                Investment income and realized gain on
                investments--net                                          2.52%*        4.78%        4.33%        3.99%*
                                                                       =========    =========    =========     =========

Supplemental    Net assets, end of period (in thousands)               $ 176,807    $ 164,922    $ 174,683     $ 166,818
Data:                                                                  =========    =========    =========     =========

*Annualized.
**The Fund's Investment Adviser waived a portion of its management fee when applicable. Without such waiver, the Fund's performance would have been lower.
++Commencement of operations.
+++Amount is less than $.0001 per share.

See Notes to Financial Statements.


Summit Cash Reserves Fund, November 30, 2001


NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Summit Cash Reserves Fund (the "Fund") is a separate fund offering a separate class of shares of Financial Institutions Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which comprises a series of separate portfolios offering a separate class of shares to select groups of purchasers. The Fund is currently the only operating series of the Trust. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. Both classes of shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class B Shares bear certain expenses related to the distribution of such shares. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market quotations are not readily available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Repurchase agreements--The Fund invests in money market securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests monthly such dividends (net of non-resident alien tax and backup withholding tax) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(g) Custodian bank--The Fund recorded an amount payable to the custodian bank reflecting an overnight overdraft, which resulted from management estimates of available cash.


2. Investment Advisory and Administrative Agreements:
The Fund has entered into an Investment Management Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.



Summit Cash Reserves Fund, November 30, 2001


FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities and equipment to provide such services to the Fund. FAM also performs certain administrative services necessary for the operation of the Trust and the Fund. For such services, FAM receives a fee from the Fund at the end of each month at the annual rate of .50% of the average daily net assets of the Fund.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee accrued daily and paid monthly at the annual rate of .75% of the Fund's average daily net assets attributable to Class B Shares. This fee is used to help defray the expenses associated with marketing activities and services related to Class B Shares.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended November 30, 2001, the Fund reimbursed MLIM $3,411 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.


3. Shares of Beneficial Interest:
Net increase in net assets derived from beneficial interest transactions was $8,199,441 and $6,043,333 for the six months ended November 30, 2001 and for the year ended May 31, 2001, respectively.

Transactions in shares of beneficial interest for each class were as follows:


Class A Shares for the
Six Months Ended                                         Dollar
November 30, 2001                       Shares           Amount

Shares sold                          196,480,153   $  196,480,153
Automatic conversion of shares           695,822          695,822
Shares issued to shareholders
in reinvestment of dividends
and distributions                        876,603          876,603
                                  --------------   --------------
Total issued                         198,052,578      198,052,578
Shares redeemed                    (201,825,936)    (201,825,936)
                                  --------------   --------------
Net decrease                         (3,773,358)   $  (3,773,358)
                                  ==============   ==============




Class A Shares for the Year                              Dollar
Ended May 31, 2001                      Shares           Amount

Shares sold                          402,514,655   $  402,514,655
Automatic conversion of shares           917,457          917,457
Shares issued to shareholders
in reinvestment of dividends
and distributions                      2,614,529        2,614,529
                                  --------------   --------------
Total issued                         406,046,641      406,046,641
Shares redeemed                    (389,810,092)    (389,810,092)
                                  --------------   --------------
Net increase                          16,236,549   $   16,236,549
                                  ==============   ==============




Class B Shares for the
Six Months Ended                                         Dollar
November 30, 2001                       Shares           Amount

Shares sold                          107,602,071   $  107,602,071
Shares issued to shareholders
in reinvestment of dividends
and distributions                      1,940,730        1,940,730
                                  --------------   --------------
Total issued                         109,542,801      109,542,801
Automatic conversion of shares         (695,822)        (695,822)
Shares redeemed                     (96,874,180)     (96,874,180)
                                  --------------   --------------
Net increase                          11,972,799   $   11,972,799
                                  ==============   ==============




Class B Shares for the Year                              Dollar
Ended May 31, 2001                      Shares           Amount

Shares sold                          253,854,035   $  253,854,035
Shares issued to shareholders
in reinvestment of dividends
and distributions                      6,495,284        6,495,284
                                  --------------   --------------
Total issued                         260,349,319      260,349,319
Automatic conversion of shares         (917,457)        (917,457)
Shares redeemed                    (269,625,078)    (269,625,078)
                                  --------------   --------------
Net decrease                        (10,193,216)   $ (10,193,216)
                                  ==============   ==============